Cash and Cash Equivalents (Tables)	6 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	Consolidated
	December 2025 $	June 2025 $
Current assets
Cash at bank and on hand	69,459,980	4,344,691